UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [X ]; Amendment Number:1

This Amendment (Check only one.):       [ X ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    OKUMUS Capital, L.L.C.
Address:                850 Third Avenue, 10th Floor
                              New York, NY 10022
13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 13, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   16
Form 13F Information Table Value Total:   $344,872,580

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Accenture Ltd Cl A                CLA        G1150G111     26,047	1,738,800  	SH             SOLE              1,738,800
American Greetings              CLB COM      026375105        140      	10,745 		SH             SOLE                 10,745
Charlotte Russe Holding Corp      COM        161048103      1,295  	161,300  	SH             SOLE                 161300
Compuware Corp.                   COM        205638109     82,430	24,315,689  	SH             SOLE              24,315,689
Concorde EFS Inc.                 COM        206197105     62,537	5,268,500  	SH             SOLE              5,268,500
Convergys Corp                    COM        212485106     53,151	4,088,500  	SH             SOLE              4,088,500
Efunds Corp                       COM        28224R101        365      	50,057  	SH             SOLE                 50,057
Gateway 2000 Inc                  COM        367626108      3,371	1,511,700  	SH             SOLE              1,511,700
Insight Enterprises Inc.          COM        45765U103     17,978	2,565,600  	SH             SOLE              2,565,600
LSI Logic Corp                    COM        502161102     39,200	8,540,213  	SH             SOLE              8,540,213
Manugistics Group Inc             COM        565011103      3,046	1,285,249  	SH             SOLE              1,285,249
Parametric Technology Corp        COM        699173100      3,265 	1,457,583  	SH             SOLE              1,457,583
Shire Pharmaceuticals Group       COM        82481R106     41,515	2,246,836  	SH             SOLE              2,246,836
Skillsoft PLC                   SPR ADR      830928107      2,109   	807,032  	SH             SOLE                807,032
Van Der Moolen Holdings NV      SPR ADR      921020103      8,424	892,400  	SH             SOLE                892,400

                            TOTAL                         344,873